Supplemental Quarterly Information	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Supplemental Quarterly Information
Murphy USA Inc. and Consolidated Subsidiaries
Supplemental Quarterly Information (Unaudited)

	First	Second	Third	Fourth
(Millions of dollars except per share amounts)	Quarter	Quarter	Quarter	Quarter	Year
Year Ended December 31, 2014
Sales and other operating revenues	$4,115.5	$4,693.9	$4,622.6	$3,554.0	$16,986.0
Income from continuing operations before income taxes	$12.6	$93.9	$91.0	$141.8	$339.3
Income from continuing operations	$7.6	$64.4	$56.6	$94.3	$223.0
Net income	$9.6	$73.2	$62.7	$98.3	$243.9
Income from continuing operations (per Common share)
Basic	$0.16	$1.39	$1.24	$2.06	$4.84
Diluted	$0.16	$1.38	$1.23	$2.04	$4.81
Net income (per Common share)
Basic	$0.21	$1.58	$1.35	$2.15	$5.29
Diluted	$0.21	$1.57	$1.35	$2.13	$5.26
Market price of Common stock 1
High	$43.25	$52.34	$55.64	$69.37	$69.37
Low	$37.55	$39.96	$47.26	$49.63	$37.55
Year Ended December 31, 2013
Sales and other operating revenues	$4,292.1	$4,759.6	$4,622.0	$4,140.3	$17,814.1
Income (loss) from continuing operations before income taxes	$38.9	$109.3	$61.3	$44.6	$254.2
Income (loss) from continuing operations	$23.2	$66.6	$37.6	$26.7	$154.1
Net income (loss)	$22.1	$77.6	$41.7	$93.6	$235.0
Income (Loss) from continuing operations (per Common share)
Basic	$0.50	$1.42	$0.80	$0.57	$3.30
Diluted	$0.50	$1.42	$0.80	$0.57	$3.29
Net income (per Common share)
Basic	$0.47	$1.66	$0.89	$2.00	$5.03
Diluted	$0.47	$1.66	$0.89	$2.00	$5.02
Market price of Common stock 1
High	$—	$—	$41.58	$46.91	$46.91
Low	$—	$—	$36.12	$39.27	$36.12

1 Prices as quoted on the New York Stock Exchange. Stock first traded September 3, 2013.